INCOME TAXES - Schedule of Pre-tax Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income Tax Disclosure [Abstract]
Income (Loss) from Continuing Operations before Income Taxes, Domestic					$ (40,555)	$ (18,429)	$ 39,146
Income (Loss) from Continuing Operations before Income Taxes, Foreign					(20)	2,001	550
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest, Total	$ (13,157)	$ (2,798)	$ (33,742)	$ (11,410)	$ (40,575)	$ (16,428)	$ 39,696